Short-Term Bond Portfolio

SCHEDULE OF INVESTMENTS

September 30, 2023 (unaudited)

Corporate Bonds (48.6%)	Shares/ Par +	Value $ (000’s)
Basic Materials (1.3%)
ArcelorMittal 3.600%, 7/16/24	225,000	220
Celanese US Holdings LLC
6.050%, 3/15/25	334,000	333
6.350%, 11/15/28	265,000	262
Celulosa Arauco y Constitucion SA 4.500%, 8/1/24	365,000	357
Ecolab, Inc.
1.650%, 2/1/27	215,000	191
5.250%, 1/15/28	625,000	624
LYB International Finance III, LLC 1.250%, 10/1/25	373,000	340
Nucor Corp.
2.000%, 6/1/25	155,000	145
3.950%, 5/23/25	275,000	267
Nutrien, Ltd. 4.900%, 3/27/28	240,000	232
POSCO 4.375%, 8/4/25 §	1,000,000	973
The Sherwin-Williams Co.
4.050%, 8/8/24	155,000	153
4.250%, 8/8/25	230,000	224
Steel Dynamics, Inc. 2.800%, 12/15/24	200,000	192
Westlake Chemical Corp. 0.875%, 8/15/24	435,000	416

Total		4,929

Communications (2.8%)
AT&T, Inc. 4.100%, 2/15/28	205,000	191
Charter Communications Operating LLC / Charter Communications Operating Capital Corp. 4.908%, 7/23/25	2,090,000	2,042
Cox Communications, Inc.
3.150%, 8/15/24 144A	1,023,000	998
3.500%, 8/15/27 144A	215,000	197
Crown Castle Towers LLC 4.241%, 7/15/48 144A	175,000	160
KT Corp. 4.000%, 8/8/25 144A	1,020,000	989
Meta Platforms, Inc. 4.600%, 5/15/28	400,000	391
NBN Co., Ltd. 1.450%, 5/5/26 144A	1,000,000	899
NTT Finance Corp.
0.583%, 3/1/24 144A	265,000	259
4.142%, 7/26/24 144A	200,000	197
4.239%, 7/25/25 144A	200,000	195
Rogers Communications, Inc.
2.950%, 3/15/25	930,000	887
3.200%, 3/15/27	690,000	631
T-Mobile USA, Inc.
2.250%, 2/15/26	470,000	433
3.500%, 4/15/25	595,000	574

Corporate Bonds (48.6%)	Shares/ Par +	Value $ (000’s)
Communications continued
Verizon Communications, Inc.
0.850%, 11/20/25	500,000	452
1.450%, 3/20/26	650,000	587
2.625%, 8/15/26	845,000	781

Total		10,863

Consumer, Cyclical (4.7%)
7-Eleven, Inc. 0.800%, 2/10/24 144A	325,000	319
Advance Auto Parts, Inc. 5.900%, 3/9/26	130,000	126
American Airlines Pass Through Trust, Series 2017-2, Class B 3.700%, 4/15/27	190,371	181
Aptiv PLC / Aptiv Corp. 2.396%, 2/18/25	130,000	124
AutoZone, Inc.
3.125%, 4/18/24	515,000	507
3.625%, 4/15/25	235,000	227
Brunswick Corp. 0.850%, 8/18/24	685,000	653
Daimler Finance North America LLC
1.625%, 12/13/24 144A	580,000	551
5.150%, 1/16/26 144A	165,000	163
5.200%, 1/17/25 144A	215,000	213
General Motors Financial Co., Inc.
2.900%, 2/26/25	965,000	921
5.400%, 4/6/26	300,000	294
Genuine Parts Co. 1.750%, 2/1/25	220,000	207
Hasbro, Inc. 3.000%, 11/19/24	1,030,000	994
Hyundai Capital America
0.800%, 1/8/24 144A	390,000	385
0.875%, 6/14/24 144A	510,000	492
1.000%, 9/17/24 144A	255,000	243
5.500%, 3/30/26 144A	270,000	266
5.600%, 3/30/28 144A	350,000	342
Hyundai Motor Co. 2.125%, 4/24/25 144A	200,000	188
Lowe’s Companies, Inc.
3.350%, 4/1/27	175,000	163
4.400%, 9/8/25	660,000	645
4.800%, 4/1/26	385,000	378
Marriott International, Inc.
3.600%, 4/15/24	1,160,000	1,146
3.750%, 3/15/25	110,000	107
4.900%, 4/15/29	120,000	114
5.450%, 9/15/26	195,000	193
5.750%, 5/1/25	120,000	120
Mattel, Inc.
3.375%, 4/1/26 144A	445,000	411
5.875%, 12/15/27 144A	360,000	350
Mercedes-Benz Finance North America LLC 4.800%, 3/30/26 144A	410,000	403

Short-Term Bond Portfolio

Corporate Bonds (48.6%)	Shares/ Par +	Value $ (000’s)
Consumer, Cyclical continued
Nordstrom, Inc. 2.300%, 4/8/24	85,000	83
Ross Stores, Inc.
0.875%, 4/15/26	350,000	311
3.375%, 9/15/24	135,000	132
4.600%, 4/15/25	1,355,000	1,328
Starbucks Corp. 4.750%, 2/15/26	465,000	458
Stellantis Finance US, Inc. 1.711%, 1/29/27 144A	260,000	226
Toyota Motor Credit Corp.
3.050%, 3/22/27	325,000	301
4.800%, 1/10/25	575,000	570
United Airlines Pass Through Trust, Series 2019-2, Class B 3.500%, 11/1/29	117,898	106
Volkswagen Group of America Finance LLC
0.875%, 11/22/23 144A	345,000	343
3.950%, 6/6/25 144A	390,000	377
5.700%, 9/12/26 144A	335,000	333
5.800%, 9/12/25 144A	395,000	393
Warnermedia Holdings, Inc.
3.755%, 3/15/27	1,545,000	1,426
6.412%, 3/15/26	275,000	275

Total		18,088

Consumer, Non-cyclical (9.0%)
AbbVie, Inc.
2.600%, 11/21/24	1,935,000	1,865
2.950%, 11/21/26	1,120,000	1,039
3.200%, 5/14/26	100,000	94
Amgen, Inc. 5.250%, 3/2/25	215,000	213
AstraZeneca Finance LLC 1.200%, 5/28/26	805,000	723
BAT International Finance PLC
1.668%, 3/25/26	475,000	428
4.448%, 3/16/28	1,010,000	942
Bayer US Finance II LLC 3.875%, 12/15/23 144A	505,000	503
Becton Dickinson and Co.
3.363%, 6/6/24	690,000	678
3.734%, 12/15/24	170,000	166
4.693%, 2/13/28	805,000	780
Cardinal Health, Inc.
3.079%, 6/15/24	310,000	304
3.500%, 11/15/24	525,000	510
Coca-Cola European Partners PLC 0.800%, 5/3/24 144A	1,335,000	1,296
Constellation Brands, Inc. 3.600%, 5/9/24	485,000	478
CSL Finance PLC 3.850%, 4/27/27 144A	200,000	190
CVS Health Corp.
2.875%, 6/1/26	265,000	247
3.000%, 8/15/26	220,000	205
5.000%, 2/20/26	560,000	551
Diageo Capital PLC
1.375%, 9/29/25	300,000	277

Corporate Bonds (48.6%)	Shares/ Par +	Value $ (000’s)
Consumer, Non-cyclical continued
Elevance Health, Inc. 5.350%, 10/15/25	180,000	179
ERAC USA Finance LLC 4.600%, 5/1/28 144A	735,000	705
HCA, Inc.
3.125%, 3/15/27	580,000	527
5.375%, 2/1/25	350,000	346
Health Care Service Corp. 1.500%, 6/1/25 144A	780,000	722
HPHT Finance 19, Ltd. 2.875%, 11/5/24 §	1,200,000	1,160
Humana, Inc.
1.350%, 2/3/27	75,000	65
3.850%, 10/1/24	545,000	534
4.500%, 4/1/25	565,000	555
5.750%, 3/1/28	140,000	141
Imperial Brands Finance PLC
3.125%, 7/26/24 144A	1,055,000	1,028
4.250%, 7/21/25 144A	510,000	491
JDE Peet’s NV 0.800%, 9/24/24 144A	295,000	280
Kenvue, Inc. 5.350%, 3/22/26 144A	250,000	249
Mars, Inc.
2.700%, 4/1/25 144A	370,000	354
4.550%, 4/20/28 144A	770,000	746
Mondelez International, Inc.
2.125%, 3/17/24	410,000	403
2.625%, 3/17/27	415,000	378
4.250%, 9/15/25 144A	305,000	297
Moody’s Corp. 3.750%, 3/24/25	505,000	490
Mylan NV 3.950%, 6/15/26	935,000	876
PeaceHealth Obligated Group 1.375%, 11/15/25	105,000	95
Pelabuhan Indonesia Persero PT 4.875%, 10/1/24	950,000	936
PerkinElmer, Inc. 0.850%, 9/15/24	745,000	708
Perrigo Finance Unlimited Co. 3.900%, 12/15/24	1,570,000	1,514
Pfizer Investment Enterprises Pte., Ltd.
4.450%, 5/19/26	985,000	962
4.450%, 5/19/28	590,000	569
Philip Morris International, Inc.
4.875%, 2/13/26	490,000	482
5.000%, 11/17/25	295,000	291
5.125%, 11/15/24	585,000	581
S&P Global, Inc. 2.450%, 3/1/27	1,120,000	1,020
Stryker Corp. 0.600%, 12/1/23	190,000	188
Thermo Fisher Scientific, Inc. 0.797%, 10/18/23	1,050,000	1,048
UnitedHealth Group, Inc.
3.700%, 5/15/27	605,000	573
4.250%, 1/15/29	775,000	738
5.150%, 10/15/25	535,000	533
5.250%, 2/15/28	380,000	381

Short-Term Bond Portfolio

Corporate Bonds (48.6%)	Shares/ Par +	Value $ (000’s)
Consumer, Non-cyclical continued
Viatris, Inc. 1.650%, 6/22/25	710,000	656
Viterra Finance BV 4.900%, 4/21/27 144A	600,000	575
Zoetis, Inc. 5.400%, 11/14/25	575,000	573

Total		34,438

Energy (3.0%)
Aker BP ASA 2.000%, 7/15/26 144A	246,000	220
Canadian Natural Resources, Ltd. 2.050%, 7/15/25	760,000	709
Cheniere Corpus Christi Holdings LLC 5.875%, 3/31/25	910,000	903
Columbia Pipelines Holding Co. LLC 6.055%, 8/15/26 144A	90,000	90
DCP Midstream Operating LP 5.375%, 7/15/25	1,040,000	1,026
Enbridge, Inc.
2.150%, 2/16/24	275,000	271
2.500%, 1/15/25	640,000	612
2.500%, 2/14/25	330,000	315
4.000%, 10/1/23	365,000	365
Energy Transfer LP
2.900%, 5/15/25	115,000	109
4.250%, 4/1/24	35,000	35
4.900%, 2/1/24	425,000	423
5.875%, 1/15/24	1,054,000	1,053
Equinor ASA 2.875%, 4/6/25	880,000	847
Gray Oak Pipeline LLC 2.600%, 10/15/25 144A	205,000	189
ONEOK, Inc. 5.550%, 11/1/26	410,000	407
Ovintiv, Inc. 5.650%, 5/15/25	465,000	462
Pioneer Natural Resources Co. 5.100%, 3/29/26	360,000	355
Sabine Pass Liquefaction LLC
5.625%, 3/1/25	700,000	696
5.750%, 5/15/24	121,000	121
Schlumberger Finance Canada, Ltd. 1.400%, 9/17/25	155,000	143
TransCanada PipeLines, Ltd. 6.203%, 3/9/26	910,000	909
The Williams Cos., Inc. 5.400%, 3/2/26	985,000	977
Williams Partners LP 4.300%, 3/4/24	145,000	144

Total		11,381

Financial (19.7%)
ABN AMRO Bank NV
6.339%, (US Treasury Yield Curve Rate T Note Constant Maturity 1 Year plus 1.650%), 9/18/27 144A α	400,000	399
AerCap Ireland Capital DAC / AerCap Global Aviation Trust
1.650%, 10/29/24	1,265,000	1,203

Corporate Bonds (48.6%)	Shares/ Par +	Value $ (000’s)
Financial continued
4.875%, 1/16/24	550,000	548
6.100%, 1/15/27	420,000	418
American Express Co. 2.250%, 3/4/25	975,000	927
American International Group, Inc. 2.500%, 6/30/25	433,000	409
American Tower Corp.
2.400%, 3/15/25	360,000	341
5.000%, 2/15/24	225,000	224
Athene Global Funding
1.716%, 1/7/25 144A	930,000	873
2.514%, 3/8/24 144A	1,165,000	1,144
Avolon Holdings Funding, Ltd.
2.125%, 2/21/26 144A	610,000	546
2.875%, 2/15/25 144A	435,000	411
3.950%, 7/1/24 144A	130,000	127
6.375%, 5/4/28 144A	185,000	182
Banco del Estado de Chile 2.704%, 1/9/25 144A	260,000	248
Banco Santander Mexico SA Institucion de Banca Multiple Grupo Financiero Santander Mexico 5.375%, 4/17/25 §	800,000	786
Banco Santander SA
3.496%, 3/24/25	600,000	577
5.770%, (US Treasury Yield Curve Rate T Note Constant Maturity 1 Year plus 0.450%), 6/30/24 α	600,000	599
Bank Mandiri Persero Tbk PT 5.500%, 4/4/26	670,000	662
Bank of America Corp.
0.810%, (US SOFR plus 0.730%), 10/24/24 α	695,000	692
0.976%, (US SOFR plus 0.690%), 4/22/25 α	605,000	586
1.734%, (US SOFR plus 0.960%), 7/22/27 α	450,000	399
1.843%, (US SOFR plus 0.670%), 2/5/25 α	460,000	453
3.384%, (US SOFR plus 1.330%), 4/2/26 α	580,000	555
3.841%, (US SOFR plus 1.110%), 4/25/25 α	415,000	409
5.080%, (US SOFR plus 1.290%), 1/20/27 α	395,000	386
Bank of Ireland Group PLC 4.500%, 11/25/23 144A	1,540,000	1,534
Bank of Montreal
3.700%, 6/7/25	775,000	747
4.250%, 9/14/24	390,000	383
5.300%, 6/5/26	455,000	449
5.920%, 9/25/25	1,100,000	1,098
The Bank of New York Mellon Corp.
4.414%, (US SOFR plus 1.345%), 7/24/26 α	515,000	500
4.947%, (US SOFR plus 1.026%), 4/26/27 α	560,000	547
5.148%, (US SOFR plus 1.067%), 5/22/26 α	410,000	406
Banque Federative du Credit Mutuel SA
0.650%, 2/27/24 144A	505,000	494
0.998%, 2/4/25 144A	665,000	620
4.935%, 1/26/26 144A	400,000	389
Barclays PLC
1.007%, (US Treasury Yield Curve Rate T Note Constant Maturity 1 Year plus 0.800%), 12/10/24 α	555,000	549
5.304%, (US Treasury Yield Curve Rate T Note Constant Maturity 1 Year plus 2.300%), 8/9/26 α	385,000	377

Short-Term Bond Portfolio

Corporate Bonds (48.6%)	Shares/ Par +	Value $ (000’s)
Financial continued
7.325%, (US Treasury Yield Curve Rate T Note Constant Maturity 1 Year plus 3.050%), 11/2/26 α	390,000	396
BPCE SA 5.700%, 10/22/23 144A	1,680,000	1,678
Brighthouse Financial Global Funding 1.000%, 4/12/24 144A	495,000	482
Brixmor Operating Partnership LP 3.650%, 6/15/24	440,000	429
CaixaBank SA
6.208%, (US SOFR plus 2.700%), 1/18/29 144A α	590,000	577
6.684%, (US SOFR plus 2.080%), 9/13/27 144A α	615,000	615
Capital One Financial Corp.
2.636%, (US SOFR plus 1.290%), 3/3/26 α	585,000	552
3.900%, 1/29/24	240,000	238
4.250%, 4/30/25	120,000	116
4.985%, (US SOFR plus 2.160%), 7/24/26 α	460,000	446
6.312%, (US SOFR plus 2.640%), 6/8/29 α	255,000	249
The Charles Schwab Corp.
2.450%, 3/3/27	1,255,000	1,118
4.200%, 3/24/25	525,000	512
Citigroup, Inc.
0.981%, (US SOFR plus 0.669%), 5/1/25 α	500,000	484
3.106%, (US SOFR plus 2.842%), 4/8/26 α	650,000	620
4.140%, (US SOFR plus 1.372%), 5/24/25 α	555,000	547
CNO Global Funding
1.650%, 1/6/25 144A	685,000	642
1.750%, 10/7/26 144A	680,000	597
Cooperatieve Rabobank UA 3.875%, 8/22/24	355,000	349
Corebridge Financial, Inc. 3.500%, 4/4/25	455,000	437
Credit Suisse AG 0.495%, 2/2/24	485,000	476
Creditcorp, Ltd. 2.750%, 6/17/25 144A	200,000	188
Crown Castle International Corp.
1.050%, 7/15/26	615,000	540
2.900%, 3/15/27	485,000	440
5.000%, 1/11/28	185,000	179
Danske Bank A/S
3.773%, (US Treasury Yield Curve Rate T Note Constant Maturity 1 Year plus 1.450%), 3/28/25 144A α	405,000	399
5.375%, 1/12/24 144A	455,000	453
6.259%, (US Treasury Yield Curve Rate T Note Constant Maturity 1 Year plus 1.180%), 9/22/26 144A α	265,000	265
Discover Bank 2.450%, 9/12/24	580,000	557
Equitable Financial Life Global Funding
1.000%, 1/9/26 144A	210,000	186
1.100%, 11/12/24 144A	530,000	500
1.400%, 7/7/25 144A	75,000	69
Essex Portfolio LP 3.875%, 5/1/24	600,000	591
Fifth Third Bancorp 6.339%, (US SOFR plus 2.340%), 7/27/29 α	210,000	207

Corporate Bonds (48.6%)	Shares/ Par +	Value $ (000’s)
Financial continued
Fifth Third Bank NA
2.250%, 2/1/27	250,000	219
5.852%, (US SOFR Index plus 1.230%), 10/27/25 α	1,235,000	1,215
First American Financial Corp. 4.600%, 11/15/24	195,000	191
The Goldman Sachs Group, Inc.
0.925%, (US SOFR plus 0.486%), 10/21/24 α	315,000	313
1.757%, (US SOFR plus 0.730%), 1/24/25 α	565,000	556
3.500%, 4/1/25	490,000	472
4.482%, (US SOFR plus 1.725%), 8/23/28 α	465,000	440
5.700%, 11/1/24	230,000	229
5.798%, (US SOFR plus 1.075%), 8/10/26 α	625,000	620
5.817%, (US SOFR plus 0.505%), 9/10/24	335,000	334
HSBC Holdings PLC
1.162%, (US SOFR plus 0.580%), 11/22/24 α	420,000	416
1.645%, (US SOFR plus 1.538%), 4/18/26 α	910,000	846
Huntington National Bank
5.699%, (US SOFR plus 1.215%), 11/18/25 α	270,000	264
ING Groep NV 6.083%, (US SOFR plus 1.560%), 9/11/27 α	360,000	358
Jackson Financial, Inc. 1.125%, 11/22/23	620,000	615
Jackson National Life Global Funding 1.750%, 1/12/25 144A	620,000	582
JPMorgan Chase & Co.
0.824%, (US SOFR 3 Month plus 0.540%), 6/1/25 α	560,000	539
2.083%, (US SOFR plus 1.850%), 4/22/26 α	890,000	835
4.080%, (US SOFR plus 1.320%), 4/26/26 α	865,000	839
6.190%, (US SOFR plus 0.885%), 4/22/27	350,000	348
Kilroy Realty LP 4.375%, 10/1/25	180,000	172
LeasePlan Corp. NV 2.875%, 10/24/24 144A	1,005,000	967
LSEGA Financing PLC 0.650%, 4/6/24 144A	1,105,000	1,075
Marsh & McLennan Cos., Inc.
3.750%, 3/14/26	105,000	101
3.875%, 3/15/24	345,000	342
Metropolitan Life Global Funding I 0.400%, 1/7/24 144A	430,000	423
Mitsubishi UFJ Financial Group, Inc.
0.953%, (US Treasury Yield Curve Rate T Note Constant Maturity 1 Year plus 0.550%), 7/19/25 α	785,000	752
Morgan Stanley
1.164%, (US SOFR plus 0.560%), 10/21/25 α	445,000	420
2.630%, (US SOFR plus 0.940%), 2/18/26 α	545,000	519
3.620%, (US SOFR plus 1.160%), 4/17/25 α	390,000	384
5.050%, (US SOFR plus 1.295%), 1/28/27 α	225,000	221
5.778%, (US SOFR plus 0.455%), 1/25/24	450,000	450
5.790%, (US SOFR plus 0.466%), 11/10/23	640,000	640
6.138%, (US SOFR plus 1.770%), 10/16/26 α	525,000	526
Morgan Stanley Bank NA 4.754%, 4/21/26	475,000	464

Short-Term Bond Portfolio

Corporate Bonds (48.6%)	Shares/ Par +	Value $ (000’s)
Financial continued
Nasdaq, Inc. 5.650%, 6/28/25	95,000	95
NatWest Markets PLC
0.800%, 8/12/24 144A	390,000	373
Northern Trust Corp. 3.950%, 10/30/25	330,000	318
Park Aerospace Holdings, Ltd. 5.500%, 2/15/24 144A	245,000	244
The PNC Financial Services Group, Inc.
4.758%, (US SOFR plus 1.085%), 1/26/27 α	575,000	559
5.671%, (US SOFR Index plus 1.090%), 10/28/25 α	760,000	754
5.812%, (US SOFR plus 1.322%), 6/12/26 α	215,000	213
Principal Life Global Funding II 0.750%, 4/12/24 144A	530,000	515
Public Storage
5.125%, 1/15/29	205,000	202
5.775%, (US SOFR plus 0.470%), 4/23/24	280,000	280
QNB Finance, Ltd. 3.500%, 3/28/24 §	880,000	867
Realty Income Corp. 5.050%, 1/13/26	140,000	138
Santander Holdings USA, Inc. 2.490%, (US SOFR plus 1.249%), 1/6/28 α	410,000	356
SBA Tower Trust
1.631%, 5/15/51 144A	280,000	242
1.884%, 1/15/26 144A	160,000	145
2.836%, 1/15/50 144A	770,000	737
3.869%, 10/15/49 144A	120,000	117
6.599%, 11/15/52 144A	325,000	326
Simon Property Group LP
2.000%, 9/13/24	225,000	217
3.375%, 10/1/24	450,000	438
Standard Chartered PLC
0.991%, (US Treasury Yield Curve Rate T Note Constant Maturity 1 Year plus 0.780%), 1/12/25 144A α	220,000	216
1.822%, (US Treasury Yield Curve Rate T Note Constant Maturity 1 Year plus 0.950%), 11/23/25 144A α	255,000	241
State Street Corp.
4.857%, (US SOFR plus 0.604%), 1/26/26 α	245,000	241
5.104%, (US SOFR plus 1.130%), 5/18/26 α	385,000	380
5.272%, 8/3/26	685,000	679
Svenska Handelsbanken AB 0.550%, 6/11/24 144A	420,000	405
Synchrony Financial 4.250%, 8/15/24	1,130,000	1,104
The Toronto-Dominion Bank
4.285%, 9/13/24	985,000	969
5.532%, 7/17/26	970,000	963
Truist Financial Corp. 5.712%, (US SOFR plus 0.400%), 6/9/25	410,000	401
UBS AG 0.700%, 8/9/24 144A	280,000	268
UBS Group AG
1.494%, (US Treasury Yield Curve Rate T Note Constant Maturity 1 Year plus 0.850%), 8/10/27 144A α	215,000	188

Corporate Bonds (48.6%)	Shares/ Par +	Value $ (000’s)
Financial continued
4.488%, (US Treasury Yield Curve Rate T Note Constant Maturity 1 Year plus 1.550%), 5/12/26 144A α	200,000	194
4.490%, (US Treasury Yield Curve Rate T Note Constant Maturity 1 Year plus 1.600%), 8/5/25 144A α	565,000	555
6.327%, (US Treasury Yield Curve Rate T Note Constant Maturity 1 Year plus 1.600%), 12/22/27 144A α	425,000	424
US Bancorp
4.548%, (US SOFR plus 1.660%), 7/22/28 α	1,080,000	1,014
5.727%, (US SOFR plus 1.430%), 10/21/26 α	320,000	317
Wells Fargo & Co.
2.188%, (US SOFR plus 2.000%), 4/30/26 α	400,000	376
3.526%, (US SOFR plus 1.510%), 3/24/28 α	375,000	344
3.908%, (US SOFR plus 1.320%), 4/25/26 α	610,000	588
4.540%, (US SOFR plus 1.560%), 8/15/26 α	590,000	573
The Western Union Co. 2.850%, 1/10/25	1,130,000	1,081
WP Carey, Inc. 4.600%, 4/1/24	805,000	797

Total		75,472

Industrial (2.5%)
Amcor Flexibles North America, Inc. 4.000%, 5/17/25	450,000	435
Amphenol Corp.
2.050%, 3/1/25	405,000	385
4.750%, 3/30/26	205,000	201
Canadian Pacific Railway Co.
1.350%, 12/2/24	725,000	687
1.750%, 12/2/26	315,000	281
Carrier Global Corp. 2.242%, 2/15/25	117,000	111
DAE Funding LLC 1.550%, 8/1/24 144A	265,000	254
Deere & Co. 2.750%, 4/15/25	195,000	187
GATX Corp.
3.250%, 3/30/25	820,000	785
3.250%, 9/15/26	100,000	93
4.350%, 2/15/24	772,000	766
Mohawk Industries, Inc. 5.850%, 9/18/28	310,000	308
Otis Worldwide Corp. 2.056%, 4/5/25	485,000	458
Parker Hannifin Corp. 3.650%, 6/15/24	875,000	862
Penske Truck Leasing Co. LP / PTL Finance Corp.
2.700%, 11/1/24 144A	497,000	479
3.450%, 7/1/24 144A	200,000	196
3.900%, 2/1/24 144A	620,000	615
5.750%, 5/24/26 144A	495,000	488
Regal Rexnord Corp. 6.050%, 2/15/26 144A	370,000	366
Republic Services, Inc.
0.875%, 11/15/25	120,000	109
2.500%, 8/15/24	495,000	481

Short-Term Bond Portfolio

Corporate Bonds (48.6%)	Shares/ Par +	Value $ (000’s)
Industrial continued
4.875%, 4/1/29	170,000	165
SMBC Aviation Capital Finance DAC
3.550%, 4/15/24 144A	400,000	394
Tyco Electronics Group SA 4. 500%, 2/13/26	530,000	518

Total		9,624

Technology (2.6%)
Analog Devices, Inc.
5.511%, (US SOFR Index plus 0.250%), 10/1/24	170,000	170
CDW LLC / CDW Finance Corp. 5.500%, 12/1/24	180,000	178
Fidelity National Information Services, Inc.
0.600%, 3/1/24	310,000	303
4.500%, 7/15/25	305,000	298
Fiserv, Inc.
2.750%, 7/1/24	800,000	781
3.800%, 10/1/23	470,000	470
Fortinet, Inc. 1.000%, 3/15/26	380,000	339
Intel Corp. 4.875%, 2/10/26	385,000	380
Intuit, Inc. 5.250%, 9/15/26	965,000	963
Microchip Technology, Inc.
0.972%, 2/15/24	685,000	672
0.983%, 9/1/24	560,000	535
Micron Technology, Inc. 5.375%, 4/15/28	575,000	555
NXP BV / NXP Funding LLC 4.875%, 3/1/24	520,000	517
NXP BV / NXP Funding LLC / NXP USA, Inc.
2.700%, 5/1/25	445,000	423
3.875%, 6/18/26	340,000	323
4.400%, 6/1/27	80,000	76
Oracle Corp. 2.500%, 4/1/25	1,250,000	1,190
Qorvo, Inc. 1.750%, 12/15/24 144A	275,000	258
Roper Technologies, Inc.
1.000%, 9/15/25	115,000	105
2.350%, 9/15/24	165,000	159
Take-Two Interactive Software, Inc.
3.300%, 3/28/24	19,000	19
3.550%, 4/14/25	295,000	285
5.000%, 3/28/26	585,000	574
Workday, Inc. 3.500%, 4/1/27	265,000	247

Total		9,820

Utilities (3.0%)
The AES Corp. 3.300%, 7/15/25 144A	365,000	346
Alexander Funding Trust 1.841%, 11/15/23 144A	530,000	527
APT Pipelines, Ltd. 4.200%, 3/23/25 144A	1,335,000	1,298
Constellation Energy Generation, LLC 5.600%, 3/1/28	315,000	313

Corporate Bonds (48.6%)	Shares/ Par +	Value $ (000’s)
Utilities continued
DTE Energy Co. 4.220%, 11/1/24	550,000	540
Enel Finance International NV
1.375%, 7/12/26 144A	645,000	570
2.650%, 9/10/24 144A	1,000,000	968
6.800%, 10/14/25 144A	200,000	202
NextEra Energy Capital Holdings, Inc.
1.875%, 1/15/27	685,000	607
4.450%, 6/20/25	540,000	527
5.749%, 9/1/25	280,000	279
6.051%, 3/1/25	255,000	255
NiSource, Inc. 5.250%, 3/30/28	130,000	127
NRG Energy, Inc. 3.750%, 6/15/24 144A	270,000	264
Pacific Gas & Electric Co. 3.500%, 6/15/25	555,000	527
Sempra Energy
3.300%, 4/1/25	385,000	370
5.400%, 8/1/26	270,000	267
Southern California Gas Co. 2.950%, 4/15/27	410,000	376
Vistra Operations Co. LLC
3.550%, 7/15/24 144A	2,390,000	2,331
5.125%, 5/13/25 144A	610,000	594

Total		11,288

Total Corporate Bonds (Cost: $192,254)		185,903

Governments (21.0%)
Governments (21.0%)
Federal Home Loan Bank 5.000%, 2/28/25	1,390,000	1,383
Korea Electric Power Corp. 5.375%, 4/6/26 144A	1,000,000	995
Korea Housing Finance Corp. 4.625%, 2/24/28 144A	960,000	927
Korea Hydro & Nuclear Power Co., Ltd.
1.250%, 4/27/26 144A	795,000	711
4.250%, 7/27/27 144A	220,000	211
5.000%, 7/18/28 144A	250,000	245
US Treasury
2.750%, 5/15/25 ß	17,985,000	17,301
3.500%, 9/15/25	8,965,000	8,702
3.875%, 4/30/25	3,475,000	3,404
4.250%, 5/31/25	4,115,000	4,054
4.500%, 11/15/25	9,435,000	9,335
4.625%, 6/30/25	2,835,000	2,811
5.000%, 8/31/25	11,065,000	11,043
5.000%, 9/30/25	19,215,000	19,197

Total		80,319

Total Governments (Cost: $81,447)		80,319

Short-Term Bond Portfolio

Municipal Bonds (0.1%)	Shares/ Par +	Value $ (000’s)
Municipal Bonds (0.1%)
Golden State Tobacco Securitization Corp. 1.711%, 6/1/24 RB	435,000	423

Total Municipal Bonds (Cost: $435)		423

Structured Products (29.0%)
Asset Backed Securities (14.4%)
AmeriCredit Automobile Receivables Trust, Series 2020-1, Class C 1.590%, 10/20/25	203,060	200
AmeriCredit Automobile Receivables Trust, Series 2020-1, Class D 1.800%, 12/18/25	315,000	305
AmeriCredit Automobile Receivables Trust, Series 2020-3, Class C 1.060%, 8/18/26	245,000	233
AmeriCredit Automobile Receivables Trust, Series 2021-1, Class C 0.890%, 10/19/26	430,000	402
AmeriCredit Automobile Receivables Trust, Series 2021-1, Class D 1.210%, 12/18/26	270,000	248
AmeriCredit Automobile Receivables Trust, Series 2021-2, Class D 1.290%, 6/18/27	575,000	519
AmeriCredit Automobile Receivables Trust, Series 2023-1, Class C 5.800%, 12/18/28	380,000	375
Avis Budget Rental Car Funding AESOP LLC, Series 2018-2A, Class C 4.950%, 3/20/25 144A	195,000	194
Avis Budget Rental Car Funding AESOP LLC, Series 2019-2A, Class A 3.350%, 9/22/25 144A	340,000	333
Avis Budget Rental Car Funding AESOP LLC, Series 2020-1A, Class A 2.330%, 8/20/26 144A	250,000	234
Ballyrock, Ltd.
6.630%, (US SOFR 3 Month plus 1.322%), 4/15/34 144A	250,000	248
Blackbird Capital Aircraft, Series 2016-1A, Class A4 2.487%, 12/16/41 144A Σ	126,246	122
BRE Grand Islander Timeshare Issuer LLC, Series 2019-A, Class A 3.280%, 9/26/33 144A	92,191	87
CarMax Auto Owner Trust, Series 2019-4, Class A4 2.130%, 7/15/25	287,404	286
CarMax Auto Owner Trust, Series 2020-1, Class B 2.210%, 9/15/25	430,000	423
CarMax Auto Owner Trust, Series 2020-1, Class C 2.340%, 11/17/25	190,000	187
CarMax Auto Owner Trust, Series 2020-4, Class D 1.750%, 4/15/27	300,000	282

Structured Products (29.0%)	Shares/ Par +	Value $ (000’s)
Asset Backed Securities continued
CarMax Auto Owner Trust, Series 2023-2, Class C 5.570%, 11/15/28	585,000	570
CarMax Auto Owner Trust, Series 2023-2, Class D 6.550%, 10/15/29	390,000	381
CarMax Auto Owner Trust, Series 2023-3, Class B 5.470%, 2/15/29	225,000	222
CarMax Auto Owner Trust, Series 2023-3, Class C 5.610%, 2/15/29	655,000	644
CarMax Auto Owner Trust, Series 2023-3, Class D 6.440%, 12/16/30	210,000	207
Cedar Funding, Ltd., Series 2018-7A, Class A1
6.588%, (US SOFR 3 Month plus 1.262%), 1/20/31 144A	295,807	295
Cedar Funding, Ltd., Series 2021-14A, Class A
6.670%, (US SOFR 3 Month plus 1.362%), 7/15/33 144A	695,000	693
CIFC Funding, Ltd., Series 2014-2RA, Class A1
6.657%, (US SOFR 3 Month plus 1.312%), 4/24/30 144A	828,115	826
CIFC Funding, Ltd., Series 2021-4A, Class A
6.620%, (US SOFR 3 Month plus 1.312%), 7/15/33 144A	905,000	901
DLLAA LLC, Series 2023-1A, Class A3 5.640%, 2/22/28 144A	395,000	394
Driven Brands Funding LLC, Series 2018-1A, Class A2 4.739%, 4/20/48 144A	194,238	187
Dryden Senior Loan Fund, Series 2020-86A, Class A1R
6.670%, (US SOFR 3 Month plus 1.362%), 7/17/34 144A	610,000	604
Elara HGV Timeshare Issuer LLC, Series 2017-A, Class A 2.690%, 3/25/30 144A	24,360	23
Elara HGV Timeshare Issuer LLC, Series 2019-A, Class A 2.610%, 1/25/34 144A	126,549	119
Elara HGV Timeshare Issuer LLC, Series 2023-A, Class A 6.160%, 2/25/38 144A Æ	305,000	305
Elara HGV Timeshare Issuer LLC, Series 2023-A, Class C 7.300%, 2/25/38 144A Æ	265,000	265
Enterprise Fleet Financing LLC, Series 2023-2, Class A2 5.560%, 4/22/30 144A	625,000	620
Exeter Automobile Receivables Trust, Series 2022-2A, Class C 3.850%, 7/17/28	655,000	636
Exeter Automobile Receivables Trust, Series 2022-3A, Class C 5.300%, 9/15/27	190,000	187
Exeter Automobile Receivables Trust, Series 2022-4A, Class D 5.980%, 12/15/28	305,000	299

Short-Term Bond Portfolio

Structured Products (29.0%)	Shares/ Par +	Value $ (000’s)
Asset Backed Securities continued
Exeter Automobile Receivables Trust, Series 2022-5A, Class C 6.510%, 12/15/27	965,000	964
Exeter Automobile Receivables Trust, Series 2022-6A, Class A3 5.700%, 8/17/26	100,000	100
Exeter Automobile Receivables Trust, Series 2023-1A, Class D 6.690%, 6/15/29	80,000	80
Finance of America HECM Buyout, Series 2022-HB2, Class A1A 4.000%, (AFC), 8/1/32 144A	539,039	522
FirstKey Homes Trust, Series 2020-SFR1, Class D 2.241%, 8/17/37 144A	1,080,000	988
FirstKey Homes Trust, Series 2020-SFR2, Class D 1.968%, 10/19/37 144A	655,000	595
Ford Credit Auto Lease Trust, Series 2023-B, Class B 6.200%, 2/15/27	150,000	150
Ford Credit Auto Lease Trust, Series 2023-B, Class C 6.430%, 4/15/27	285,000	285
Ford Credit Auto Owner Trust, Series 2020-1, Class B 2.290%, 8/15/31 144A	445,000	421
Ford Credit Auto Owner Trust, Series 2020-2, Class C 1.740%, 4/15/33 144A	310,000	281
Ford Credit Auto Owner Trust, Series 2022-A, Class C 4.180%, 10/15/25	1,020,000	995
Ford Credit Auto Owner Trust, Series 2023-A, Class B 5.070%, 1/15/29	905,000	881
Ford Credit Floorplan Master Owner Trust, Series 2023-1, Class C 5.750%, 5/15/28 144A	245,000	240
Ford Credit Floorplan Master Owner Trust, Series 2023-1, Class D 6.620%, 5/15/28 144A	295,000	289
GM Financial Automobile Leasing Trust, Series 2022-3, Class C 5.130%, 8/20/26	585,000	574
GM Financial Automobile Leasing Trust, Series 2023-1, Class B 5.030%, 9/18/28	155,000	151
GM Financial Automobile Leasing Trust, Series 2023-1, Class C 5.760%, 1/20/27	970,000	955
GM Financial Consumer Automobile Receivables Trust, Series 2020-4, Class C 1.050%, 5/18/26	225,000	215
GM Financial Consumer Automobile Receivables Trust, Series 2020-2, Class A3 1.490%, 12/16/24	85	–	π
Hardee’s Funding LLC, Series 2018-1A, Class A21I 4.959%, 6/20/48 144A	612,750	577

Structured Products (29.0%)	Shares/ Par +	Value $ (000’s)
Asset Backed Securities continued
Hilton Grand Vacations Trust, Series 2017-AA, Class A 2.660%, 12/26/28 144A	200,353	200
Hilton Grand Vacations Trust, Series 2017-AA, Class B 2.960%, (EXE), 12/26/28 144A	43,720	44
Hilton Grand Vacations Trust, Series 2020-AA, Class A 2.740%, 2/25/39 144A	196,545	184
Hilton Grand Vacations Trust, Series 2022-1D, Class A 3.610%, 6/20/34 144A	148,698	140
Hilton Grand Vacations Trust, Series 2023-1A, Class B 6.110%, 1/25/38 144A	804,388	801
Hilton Grand Vacations Trust, Series 2023-1A, Class C 6.940%, 1/25/38 144A	150,217	150
Home Partners of America Trust, Series 2022-1, Class A 3.930%, 4/17/39 144A	387,946	362
HPEFS Equipment Trust, Series 2021-2A, Class D 1.290%, 3/20/29 144A	340,000	325
HPEFS Equipment Trust, Series 2023-1A, Class C 5.910%, 4/20/28 144A	355,000	355
HPEFS Equipment Trust, Series 2023-2A, Class C 6.480%, 1/21/31 144A	125,000	125
HPEFS Equipment Trust, Series 2023-2A, Class D 6.970%, 7/21/31 144A	125,000	125
Hyundai Auto Receivables Trust, Series 2020- A, Class A3 1.410%, 11/15/24	8,459	8
JPMorgan Chase Bank NA, Series 2021-2, Class D 1.138%, 12/26/28 144A	86,713	84
KKR Financial CLO, Ltd., Series 2021-29A, Class A
6.770%, (US SOFR 3 Month plus 1.462%), 1/15/32 144A	1,000,000	999
Madison Park Funding, Ltd., Series 2017-23A, Class AR
6.589%, (US SOFR 3 Month plus 1.232%), 7/27/31 144A	698,759	695
Madison Park Funding, Ltd., Series 2017-23A, Class BR
7.169%, (US SOFR 3 Month plus 1.812%), 7/27/31 144A	710,000	706
Madison Park Funding, Ltd., Series 2019-35A, Class A1R
6.578%, (US SOFR 3 Month plus 1.252%), 4/20/32 144A	1,030,000	1,026
Madison Park Funding, Ltd., Series 2019-37A, Class AR
6.640%, (US SOFR 3 Month plus 1.332%), 7/15/33 144A	450,000	448

Short-Term Bond Portfolio

Structured Products (29.0%)	Shares/ Par +	Value $ (000’s)
Asset Backed Securities continued
Madison Park Funding, Ltd., Series 2022-33A, Class AR
6.598%, (US SOFR 3 Month plus 1.290%), 10/15/32 144A	1,025,000	1,017
Magnetite CLO, Ltd., Series 2020-25A, Class A
6.813%, (US SOFR 3 Month plus 1.462%), 1/25/32 144A	965,000	964
MVW Owner Trust, Series 2017-1A, Class A 2.420%, 12/20/34 144A	88,539	86
MVW Owner Trust, Series 2017-1A, Class B 2.750%, 12/20/34 144A	9,320	9
MVW Owner Trust, Series 2017-1A, Class C 2.990%, 12/20/34 144A	10,252	10
MVW Owner Trust, Series 2019-2A, Class A 2.440%, 10/20/38 144A	57,018	53
MVW Owner Trust, Series 2020-1A, Class A 1.740%, 10/20/37 144A	279,693	257
MVW Owner Trust, Series 2020-1A, Class B 2.730%, 10/20/37 144A	156,039	145
MVW Owner Trust, Series 2021-1WA, Class B 1.440%, 1/22/41 144A	51,523	46
MVW Owner Trust, Series 2021-1WA, Class C 1.940%, 1/22/41 144A	76,254	69
MVW Owner Trust, Series 2023-1A, Class A 4.930%, 10/20/40 144A	757,875	736
Navient Private Education Refi Loan Trust, Series 2019-A, Class A2A 3.420%, 1/15/43 144A	143,225	138
Navient Private Education Refi Loan Trust, Series 2019-D, Class A2A 3.010%, 12/15/59 144A	174,785	161
Navient Private Education Refi Loan Trust, Series 2019-EA, Class A2A 2.640%, 5/15/68 144A	243,270	228
Navient Private Education Refi Loan Trust, Series 2020-A, Class A2A 2.460%, 11/15/68 144A	237,792	220
Navient Private Education Refi Loan Trust, Series 2020-CA, Class A2A 2.150%, 11/15/68 144A	875,552	798
Navient Private Education Refi Loan Trust, Series 2020-DA, Class A 1.690%, 5/15/69 144A	164,004	147
Navient Private Education Refi Loan Trust, Series 2020-GA, Class A 1.170%, 9/16/69 144A	103,215	91
Navient Student Loan Trust, Series 2019-GA, Class A 2.400%, 10/15/68 144A	366,366	336
Navient Student Loan Trust, Series 2020-HA, Class A 1.310%, 1/15/69 144A	51,834	47
Navistar Financial Dealer Note Master Trust, Series 2023-1, Class A 6.180%, 8/25/28 144A	360,000	359
Nelnet Student Loan Trust, Series 2020-1A, Class A
6.174%, (US SOFR 1 Month plus 0.855%), 3/26/68 144A	96,067	95

Structured Products (29.0%)	Shares/ Par +	Value $ (000’s)
Asset Backed Securities continued
Nelnet Student Loan Trust, Series 2021-CA, Class AFX 1.320%, 4/20/62 144A	601,523	538
Nelnet Student Loan Trust, Series 2021-DA, Class AFX 1.630%, 4/20/62 144A	212,128	191
Neuberger Berman CLO, Ltd., Series 2017-26A, Class BR
6.972%, (US SOFR 3 Month plus 1.662%), 10/18/30 144A	500,000	492
Neuberger Berman CLO, Ltd., Series 2019-32A, Class AR
6.572%, (US SOFR 3 Month plus 1.252%), 1/20/32 144A	955,000	952
Neuberger Berman CLO, Ltd., Series 2021-40A, Class A
6.630%, (US SOFR 3 Month plus 1.322%), 4/16/33 144A	270,000	269
Nissan Auto Receivables Owner Trust, Series 2020-A, Class A3 1.380%, 12/16/24	9,738	10
OCP CLO, Ltd., Series 2017-13A, Class A2R
7.120%, (US SOFR 3 Month plus 1.812%), 7/15/30 144A	760,000	750
Octane Receivables Trust, Series 2021-2A, Class A 1.210%, 9/20/28 144A	137,000	133
Octane Receivables Trust, Series 2022-1A, Class B 4.900%, 5/22/28 144A	395,000	384
Octane Receivables Trust, Series 2023-1A, Class A 5.870%, 5/21/29 144A	109,694	109
Octane Receivables Trust, Series 2023-1A, Class B 5.960%, 7/20/29 144A	225,000	222
Octane Receivables Trust, Series 2023-3A, Class B 6.480%, 7/20/29 144A	135,000	135
Octane Receivables Trust, Series 2023-3A, Class C 6.740%, 8/20/29 144A	100,000	100
Octane Receivables Trust, Series 2023-3A, Class D 7.580%, 9/20/29 144A	100,000	100
Palmer Square CLO, Ltd., Series 2020-3A, Class A1AR
6.706%, (US SOFR 3 Month plus 1.342%), 11/15/31 144A	1,285,000	1,277
Planet Fitness Master Issuer LLC, Series 2018-A1, Class A2II 4.666%, 9/5/48 144A	807,500	774
Progress Residential Trust, Series 2020-SFR2, Class A 2.078%, 6/18/37 144A	154,809	145
Progress Residential Trust, Series 2022-SFR6, Class A 4.451%, 7/20/39 144A	524,238	495
Santander Bank Auto Credit-Linked Notes, Series 2021-1A, Class B 1.833%, 12/15/31 144A	70,443	69

Short-Term Bond Portfolio

Structured Products (29.0%)	Shares/ Par +	Value $ (000’s)
Asset Backed Securities continued
Santander Bank Auto Credit-Linked Notes, Series 2022-B, Class C 5.916%, 8/16/32 144A	143,243	142
Santander Bank Auto Credit-Linked Notes, Series 2022-C, Class B 6.451%, 12/15/32 144A	611,400	610
Santander Consumer Auto Receivables Trust, Series 2020-BA, Class C 1.290%, 4/15/26 144A	650,000	641
Santander Consumer Auto Receivables Trust, Series 2021-AA, Class D 1.570%, 1/15/27 144A	450,000	414
Santander Drive Auto Receivables Trust, Series 2020-3, Class D 1.640%, 11/16/26	254,032	249
Santander Drive Auto Receivables Trust, Series 2021-4, Class D 1.670%, 10/15/27	450,000	417
Santander Drive Auto Receivables Trust, Series 2023-1, Class C 5.090%, 5/15/30	260,000	254
Santander Drive Auto Receivables Trust, Series 2023-4, Class A2 6.180%, 2/16/27	890,000	891
Santander Retail Auto Lease Trust, Series 2021-A, Class C 1.140%, 3/20/26 144A	1,030,000	1,009
Santander Retail Auto Lease Trust, Series 2021-B, Class D 1.410%, 11/20/25 144A	440,000	424
Santander Retail Auto Lease Trust, Series 2021-C, Class C 1.110%, 3/20/26 144A	365,000	352
Santander Retail Auto Lease Trust, Series 2022-B, Class B 3.850%, 3/22/27 144A	150,000	145
Sierra Receivables Funding Co. LLC, Series 2019-1A, Class A 3.200%, 1/20/36 144A	31,451	31
Sierra Receivables Funding Co. LLC, Series 2019-2A, Class A 2.590%, 5/20/36 144A	106,562	103
Sierra Receivables Funding Co. LLC, Series 2019-3A, Class A 2.340%, 7/15/38 144A	253,834	239
Sierra Receivables Funding Co. LLC, Series 2020-2A, Class C 3.510%, 7/20/37 144A	89,032	84
Sierra Receivables Funding Co. LLC, Series 2021-2A, Class B 1.800%, 9/20/38 144A	141,613	132
Sierra Receivables Funding Co. LLC, Series 2021-2A, Class C 1.950%, 9/20/38 144A	295,814	270
SMB Private Education Loan Trust, Series 2014-A, Class A3
6.947%, (US SOFR 1 Month plus 1.615%), 4/15/32 144A	111,837	112

Structured Products (29.0%)	Shares/ Par +	Value $ (000’s)
Asset Backed Securities continued
SMB Private Education Loan Trust, Series 2016-C, Class A2B
6.547%, (US SOFR 1 Month plus 1.215%), 9/15/34 144A	101,401	102
SMB Private Education Loan Trust, Series 2018-B, Class A2A 3.600%, 1/15/37 144A	99,404	95
SMB Private Education Loan Trust, Series 2018-B, Class A2B
6.167%, (US SOFR 1 Month plus 0.835%), 1/15/37 144A	237,860	235
SMB Private Education Loan Trust, Series 2020-BA, Class A1A 1.290%, 7/15/53 144A	107,701	96
SMB Private Education Loan Trust, Series 2020-PTB, Class A2A 1.600%, 9/15/54 144A	775,472	687
SMB Private Education Loan Trust, Series 2021-B, Class A 1.310%, 7/17/51 144A	513,089	453
Symphony CLO I, Ltd., Series 2021-1A, Class B
7.063%, (US SOFR 3 Month plus 1.712%), 10/25/29 144A	815,000	795
Symphony CLO XXIII, Ltd., Series 2021-23A, Class AR
6.590%, (US SOFR 3 Month plus 1.282%), 1/15/34 144A	1,045,000	1,044
Symphony CLO XXVI, Ltd., Series 2021-26A, Class AR
6.668%, (US SOFR 3 Month plus 1.342%), 4/20/33 144A	285,000	283
Verdant Receivables LLC, Series 2023-1A, Class A2 6.240%, 1/13/31 144A	565,000	562
World Omni Auto Receivables Trust, Series 2019-C, Class C 2.400%, 6/15/26	380,000	379
World Omni Auto Receivables Trust, Series 2020-A, Class C 1.640%, 8/17/26	225,000	220
World Omni Auto Receivables Trust, Series 2022-A, Class C 2.550%, 9/15/28	325,000	299
World Omni Select Auto Trust, Series 2020-A, Class B 0.840%, 6/15/26	164,345	163
World Omni Select Auto Trust, Series 2020-A, Class C 1.250%, 10/15/26	310,000	300
World Omni Select Auto Trust, Series 2021-A, Class D 1.440%, 11/15/27	180,000	163
World Omni Select Auto Trust, Series 2023-A, Class B 5.870%, 8/15/28	445,000	443

Total		55,091

Short-Term Bond Portfolio

Structured Products (29.0%)	Shares/ Par +	Value $ (000’s)
Mortgage Securities (14.6%)
Angel Oak Mortgage Trust, Series 2020-3, Class A3 2.872%, (AFC), 4/25/65 144A	48,519	45
Angel Oak Mortgage Trust, Series 2020-5, Class A2 1.579%, (AFC), 5/25/65 144A	64,515	59
Angel Oak Mortgage Trust, Series 2021-1, Class A1 0.909%, (AFC), 1/25/66 144A	277,955	227
Angel Oak Mortgage Trust, Series 2021-1, Class A2 1.115%, (AFC), 1/25/66 144A	81,317	66
Angel Oak Mortgage Trust, Series 2021-2, Class A1 0.985%, (AFC), 4/25/66 144A	264,451	214
Angel Oak Mortgage Trust, Series 2021-2, Class A2 1.190%, (AFC), 4/25/66 144A	83,404	67
Angel Oak Mortgage Trust, Series 2021-3, Class A1 1.068%, (AFC), 5/25/66 144A	194,828	159
BAMLL Commercial Mortgage Securities Trust, Series 2018-DSNY, Class A
6.480%, (US SOFR 1 Month plus 0.897%), 9/15/34 144A	935,000	931
BAMLL Commercial Mortgage Securities Trust, Series 2021-JACX, Class C
7.447%, (US SOFR 1 Month plus 2.115%), 9/15/38 144A	435,000	371
BANK, Series 2019-BNK24, Class A1 2.056%, 11/15/62	36,949	36
Bayview MSR Opportunity Master Fund Trust, Series 2021-2, Class A5 2.500%, (AFC), 6/25/51 144A	447,103	377
Bayview MSR Opportunity Master Fund Trust, Series 2021-5, Class A5 2.500%, (AFC), 11/25/51 144A	333,511	280
Bayview MSR Opportunity Master Fund Trust, Series 2022-1, Class A5 2.500%, (AFC), 12/25/51 144A	419,735	351
BCP Trust, Series 2021-330N, Class A
6.246%, (US SOFR 1 Month plus 0.914%), 6/15/38 144A	290,000	257
BINOM Securitization Trust, Series 2021-INV1, Class A3 2.625%, (AFC), 6/25/56 144A	181,152	150
BPR Trust, Series 2021-TY, Class B
6.597%, (US SOFR 1 Month plus 1.265%), 9/25/38 144A	450,000	424
BRAVO Residential Funding Trust, Series 2021-NQM3, Class A1 1.699%, (AFC), 4/26/60 144A	282,873	246
BSREP Commercial Mortgage Trust, Series 2021-DC, Class D 7.347%, (US SOFR 1 Month plus 2.015%), 8/15/38 144A	189,541	152
BX Commercial Mortgage Trust, Series 2019- XL, Class A
6.367%, (US SOFR 1 Month plus 1.035%), 10/15/36 144A	211,103	210

Structured Products (29.0%)	Shares/ Par +	Value $ (000’s)
Mortgage Securities continued
BX Commercial Mortgage Trust, Series 2019- XL, Class B
6.527%, (US SOFR 1 Month plus 1.195%), 10/15/36 144A	318,750	317
BX Commercial Mortgage Trust, Series 2022- CSMO, Class B
8.473%, (US SOFR 1 Month plus 3.141%), 6/15/27 144A	570,000	570
BX Trust, Series 2021-ARIA, Class C
7.092%, (US SOFR 1 Month plus 1.761%), 10/15/36 144A	330,000	318
BX Trust, Series 2021-VIEW, Class A
6.726%, (US SOFR 1 Month plus 1.395%), 6/15/36 144A	255,000	243
CGDB Commercial Mortgage Trust, Series 2019-MOB, Class D
7.097%, (US SOFR 1 Month plus 1.765%), 11/15/36 144A	308,300	295
CIM Trust, Series 2020-INV1, Class A2 2.500%, (AFC), 4/25/50 144A	284,421	217
Citigroup Commercial Mortgage Trust, Series 2013-375P, Class B 3.635%, (CSTR), 5/10/35 144A	435,000	395
Citigroup Commercial Mortgage Trust, Series 2013-375P, Class C 3.635%, (CSTR), 5/10/35 144A	255,000	226
Citigroup Mortgage Loan Trust, Series 2020- EXP2, Class A3 2.500%, 8/25/50 144A	273,201	221
Citigroup Mortgage Loan Trust, Series 2020- EXP2, Class A4 2.500%, (AFC), 8/25/50 144A	379,446	300
Cold Storage Trust, Series 2020-ICE5, Class B
6.747%, (US SOFR 1 Month plus 1.415%), 11/15/37 144A	953,501	943
COLT Mortgage Loan Trust, Series 2020-3, Class A1 1.506%, (AFC), 4/27/65 144A	28,346	26
COLT Mortgage Loan Trust, Series 2021-1, Class A2 1.167%, (AFC), 6/25/66 144A	262,133	206
COMM Mortgage Trust, Series 2014-CR15, Class B 4.745%, (CSTR), 2/10/47	435,000	411
COMM Mortgage Trust, Series 2014-CR19, Class AM 4.080%, 8/10/47	495,000	476
COMM Mortgage Trust, Series 2014-CR19, Class D 4.853%, (CSTR), 8/10/47 144A	185,000	157
COMM Mortgage Trust, Series 2014-UBS2, Class B 4.701%, 3/10/47	480,000	470
COMM Mortgage Trust, Series 2014-UBS5, Class A4 3.838%, 9/10/47	630,000	611
COMM Mortgage Trust, Series 2015-CR22, Class B 3.926%, (AFC), 3/10/48	235,000	214

Short-Term Bond Portfolio

Structured Products (29.0%)	Shares/ Par +	Value $ (000’s)
Mortgage Securities continued
COMM Mortgage Trust, Series 2015-CR22, Class C 4.203%, (CSTR), 3/10/48	440,000	388
Commercial Mortgage Pass Through Certificates, Series 2017-PANW, Class D 4.343%, (CSTR, AFC), 10/10/29 144A	195,000	167
Connecticut Avenue Securities Trust, Series 2022-R01, Class 1M1
6.315%, (US 30 Day Average SOFR plus 1.000%), 12/25/41 144A	235,070	234
Credit Suisse Mortgage Trust, Series 2019- ICE4, Class C
6.810%, (US SOFR 1 Month plus 1.477%), 5/15/36 144A	513,722	510
Credit Suisse Mortgage Trust, Series 2019- ICE4, Class D
6.980%, (US SOFR 1 Month plus 1.647%), 5/15/36 144A	403,995	401
Credit Suisse Mortgage Trust, Series 2020- NET, Class A 2.256%, 8/15/37 144A	198,991	178
Credit Suisse Mortgage Trust, Series 2020- NET, Class D 3.828%, (CSTR), 8/15/37 144A	445,000	383
CSAIL Commercial Mortgage Trust, Series 2015-C3, Class A4 3.718%, 8/15/48	305,000	289
CSAIL Commercial Mortgage Trust, Series 2019-C16, Class A1 2.360%, 6/15/52	60,243	59
Deephaven Residential Mortgage Trust, Series 2021-1, Class A3 1.128%, (AFC), 5/25/65 144A	66,948	61
Deephaven Residential Mortgage Trust, Series 2021-2, Class A1 0.899%, (AFC), 4/25/66 144A	103,840	89
Deephaven Residential Mortgage Trust, Series 2021-2, Class A3 1.260%, (AFC), 4/25/66 144A	116,504	99
Eagle RE, Ltd., Series 2021-2, Class M1A
6.865%, (US 30 Day Average SOFR plus 1.550%), 4/25/34 144A	59,034	59
Ellington Financial Mortgage Trust, Series 2019-2, Class A3 3.046%, (AFC), 11/25/59 144A	47,936	43
Ellington Financial Mortgage Trust, Series 2021-1, Class A1 0.797%, (AFC), 2/25/66 144A	60,575	50
Ellington Financial Mortgage Trust, Series 2021-1, Class A3 1.106%, (AFC), 2/25/66 144A	50,233	41
Ellington Financial Mortgage Trust, Series 2021-2, Class A1 0.931%, (AFC), 6/25/66 144A	517,396	403
Ellington Financial Mortgage Trust, Series 2021-2, Class A3 1.291%, (AFC), 6/25/66 144A	152,867	118
Ellington Financial Mortgage Trust, Series 2021-3, Class A3 1.550%, (AFC), 9/25/66 144A	160,714	120

Structured Products (29.0%)	Shares/ Par +	Value $ (000’s)
Mortgage Securities continued
Extended Stay America Trust, Series 2021- ESH, Class A
6.526%, (US SOFR 1 Month plus 1.195%), 7/15/38 144A	332,671	330
Extended Stay America Trust, Series 2021- ESH, Class C
7.146%, (US SOFR 1 Month plus 1.815%), 7/15/38 144A	456,234	449
Federal Home Loan Mortgage Corp. 1.500%, 2/1/36	662,441	555
2.500%, 1/1/52	565,459	452
2.500%, 4/1/52	306,532	246
3.000%, 11/1/34	33,090	30
3.500%, 3/1/46	31,744	28
3.500%, 12/1/47	283,121	248
4.000%, 12/1/49	88,209	80
4.500%, 4/1/38	383,225	367
4.500%, 5/1/50	50,367	47
5.000%, 12/1/41	109,639	106
6.000%, 9/1/34	1,005	1
6.000%, 2/1/35	19,272	20
6.000%, 9/1/35	6,336	6
6.000%, 2/1/53	312,137	311
7.000%, 3/1/39	38,173	39
7.500%, 6/1/38	32,826	34
Federal Home Loan Mortgage Corp., Series 2014-DNA3, Class M1
9.429%, (US 30 Day Average SOFR plus 4.115%), 8/25/24	47,180	47
Federal Home Loan Mortgage Corp., Series 2017-SC02, Class M1 3.867%, (CSTR), 5/25/47 144A	20,512	19
Federal Home Loan Mortgage Corp., Series 3713, Class PA 2.000%, 2/15/40	42,540	41
Federal Home Loan Mortgage Corp., Series 4092, Class CL 1.250%, 6/15/27	119,975	115
Federal National Mortgage Association 2.000%, 10/1/50	212,785	163
2.500%, 1/1/52	787,130	627
3.000%, 4/1/24	3,149	3
3.000%, 9/1/28	137,957	132
3.000%, 12/1/34	75,972	69
3.000%, 3/1/35	32,460	30
3.000%, 6/1/52	1,136,630	941
3.500%, 5/1/27	129,619	125
3.500%, 4/1/46	191,603	168
3.500%, 2/1/48	338,733	297
3.500%, 1/1/52	130,555	112
4.000%, 1/1/47	52,302	47
4.000%, 2/1/49	10,872	10
4.000%, 11/1/49	31,718	29
4.000%, 12/1/49	10,405	9
4.000%, 8/1/52	192,703	172
4.000%, 9/1/52	981,983	875
4.500%, 5/1/40	41,713	39
4.500%, 9/1/40	36,195	34
4.500%, 5/1/41	72,469	68
4.500%, 8/1/48	21,117	20

Short-Term Bond Portfolio

Structured Products (29.0%)	Shares/ Par +	Value $ (000’s)
Mortgage Securities continued
4.500%, 9/1/48	20,095	19
4.500%, 10/1/48	142,049	133
4.500%, 11/1/48	28,729	27
4.500%, 12/1/48	151,380	142
4.500%, 5/1/49	86,380	81
4.500%, 1/1/50	18,134	17
4.500%, 7/1/52	1,211,518	1,113
4.500%, 8/1/52	744,165	684
5.000%, 10/1/33	61,452	60
5.000%, 6/1/40	36,497	36
5.000%, 7/1/45	52,689	51
5.000%, 9/1/48	53,334	51
5.000%, 2/1/49	23,824	23
5.000%, 8/1/49	18,473	18
5.000%, 10/1/52	375,399	354
5.500%, 8/1/37	36,309	36
5.500%, 2/1/38	139,428	139
6.000%, 3/1/34	31,534	32
6.000%, 8/1/34	85,581	87
6.000%, 11/1/34	3,185	3
6.000%, 12/1/34	1,179	1
6.000%, 4/1/35	2,023	2
6.000%, 5/1/38	1,360	1
6.000%, 10/1/40	68,529	70
6.000%, 2/1/49	286,069	295
6.000%, 7/1/53	317,394	314
6.000%, 8/1/53	2,330,060	2,306
6.500%, 7/1/32	9,978	10
6.500%, 12/1/32	9,414	10
Federal National Mortgage Association, Series 2011-113, Class AG 2.500%, 11/25/26	20,771	20
Federal National Mortgage Association, Series 2017-90, Class KA 3.000%, 11/25/47	168,789	151
Federal National Mortgage Association, Series 2017-C05, Class 1ED3
6.629%, (US 30 Day Average SOFR plus 1.315%), 1/25/30	5,319	5
Federal National Mortgage Association, Series 2018-C03, Class 1EB2 6.279%, (US 30 Day Average SOFR plus 0.965%), 10/25/30	203,995	204
Flagstar Mortgage Trust, Series 2020-1INV, Class A11
6.000%, (US SOFR 1 Month plus 0.965%), 3/25/50 144A	100,432	93
Fontainebleau Miami Beach Trust, Series 2019-FBLU, Class B 3.447%, 12/10/36 144A	605,000	578
Galton Funding Mortgage Trust, Series 2018-1, Class A33 3.500%, (AFC), 11/25/57 144A	25,393	22
Galton Funding Mortgage Trust, Series 2019-1, Class A21 4.500%, (AFC), 2/25/59 144A	31,196	29
Galton Funding Mortgage Trust, Series 2019-1, Class A32 4.000%, (AFC), 2/25/59 144A	13,572	12

Structured Products (29.0%)	Shares/ Par +	Value $ (000’s)
Mortgage Securities continued
Galton Funding Mortgage Trust, Series 2019- H1, Class M1 3.339%, (AFC), 10/25/59 144A	260,000	236
Galton Funding Mortgage Trust, Series 2020- H1, Class M1 2.832%, (AFC), 1/25/60 144A	285,000	206
Government National Mortgage Association 3.000%, 9/20/47	470,187	404
3.500%, 12/20/42	3,072	3
3.500%, 9/20/43	41,689	37
3.500%, 8/20/44	79,805	71
3.500%, 10/20/46	525	–	π
3.500%, 11/20/46	31,779	28
3.500%, 1/20/47	34,680	31
3.500%, 7/20/52	1,067,866	936
4.000%, 3/20/48	72,780	66
4.000%, 4/20/50	241,207	218
4.000%, 10/20/50	151,567	138
4.000%, 9/20/52	196,131	177
4.500%, 7/20/41	171,212	162
4.500%, 10/20/52	1,167,687	1,079
5.000%, 3/20/34	181,027	178
5.000%, 1/20/48	27,986	27
5.000%, 2/20/48	132,703	129
5.500%, 6/20/37	40,315	41
5.500%, 9/15/45	119,054	119
5.500%, 3/20/48	19,355	19
5.500%, 12/20/48	11,706	12
5.500%, 2/20/49	146,702	145
Government National Mortgage Association TBA 5.000%, 10/23/53	510,000	483
5.500%, 10/23/53	805,000	781
6.500%, 10/23/53	455,000	458
Great Wolf Trust, Series 2019-WOLF, Class A
6.480%, (US SOFR 1 Month plus 1.149%), 12/15/36 144A	255,000	254
Great Wolf Trust, Series 2019-WOLF, Class C
7.079%, (US SOFR 1 Month plus 1.748%), 12/15/36 144A	270,000	267
GS Mortgage Backed Securities Trust, Series 2014-EB1A, Class 2A1 3.928%, (CSTR), 7/25/44 144A	3,147	3
GS Mortgage Backed Securities Trust, Series 2021-GR2, Class A6 2.500%, (AFC), 2/25/52 144A	323,871	272
GS Mortgage Backed Securities Trust, Series 2022-GR1, Class A5 2.500%, (AFC), 6/25/52 144A	888,860	741
GS Mortgage Securities Trust, Series 2021- ROSS, Class B
7.047%, (US SOFR 1 Month plus 1.715%), 5/15/26 144A	390,000	328
Imperial Fund Mortgage Trust, Series 2021- NQM2, Class A3 1.516%, (AFC), 9/25/56 144A	249,931	188
Imperial Fund Mortgage Trust, Series 2022- NQM4, Class A1 4.767%, (AFC), 6/25/67 144A Σ	739,741	700

Short-Term Bond Portfolio

Structured Products (29.0%)	Shares/ Par +	Value $ (000’s)
Mortgage Securities continued
JP Morgan Chase Commercial Mortgage Securities Trust, Series 2019-BKWD, Class C
7.547%, (US SOFR 1 Month plus 1.965%), 9/15/29 144A	250,000	196
JP Morgan Chase Commercial Mortgage Securities Trust, Series 2020-609M, Class B
7.217%, (US SOFR 1 Month plus 1.885%), 10/15/33 144A	540,000	483
JP Morgan Chase Commercial Mortgage Securities Trust, Series 2020-609M, Class C
7.617%, (US SOFR 1 Month plus 2.285%), 10/15/33 144A	440,000	361
JP Morgan Mortgage Trust, Series 2020-INV1, Class A11
6.000%, (US SOFR 1 Month plus 0.945%), (AFC), 8/25/50 144A	44,153	41
JP Morgan Mortgage Trust, Series 2020-INV1, Class A15
3.500%, (AFC), 8/25/50 144A	71,877	61
JPMBB Commercial Mortgage Securities Trust, Series 2014-C23, Class A5
3.934%, 9/15/47	540,000	526
KIND Trust, Series 2021-KIND, Class C
7.196%, (US SOFR 1 Month plus 1.865%), 8/15/38 144A	575,838	544
LSTAR Commercial Mortgage Trust, Series 2017-5, Class AS 4.021%, 3/10/50 144A	340,000	300
MetLife Securitization Trust, Series 2017-1A, Class A 3.000%, (AFC), 4/25/55 144A	72,707	66
MFRA Trust, Series 2021-INV1, Class A1 0.852%, (AFC), 1/25/56 144A	111,562	99
MFRA Trust, Series 2021-NQM2, Class A2 1.317%, (AFC), 11/25/64 144A	117,292	96
Mill City Mortgage Loan Trust, Series 2017-2, Class A1 2.750%, (AFC), 7/25/59 144A	9,096	9
Morgan Stanley Capital I Trust, Series 2014-150E, Class A 3.912%, 9/9/32 144A	610,000	464
Morgan Stanley Capital I Trust, Series 2019- NUGS, Class D
7.247%, (US SOFR 1 Month plus 1.915%), 12/15/36 144A	315,000	120
Morgan Stanley Residential Mortgage Loan Trust, Series 2021-2, Class A4 2.500%, (AFC), 5/25/51 144A	135,316	113
New Residential Mortgage Loan Trust, Series 2021-INV1, Class A6 2.500%, (AFC), 6/25/51 144A	283,747	240
New Residential Mortgage Loan Trust, Series 2021-INV2, Class A7 2.500%, (AFC), 9/25/51 144A	802,334	667
NLT Trust, Series 2021-INV2, Class A3 1.520%, (AFC), 8/25/56 144A	216,389	172
OBX Trust, Series 2019-EXP2, Class 2A2
5.542%, (US SOFR 1 Month plus 1.315%), 7/25/59 144A	52,807	50

Structured Products (29.0%)	Shares/ Par +	Value $ (000’s)
Mortgage Securities continued
OBX Trust, Series 2019-EXP3, Class 2A1
6.334%, (US SOFR 1 Month plus 1.015%), (AFC), 10/25/59 144A	64,033	62
OBX Trust, Series 2020-EXP1, Class 1A8 3.500%, 2/25/60 144A	145,265	125
OBX Trust, Series 2020-EXP1, Class 2A1
6.184%, (US SOFR 1 Month plus 0.865%), 2/25/60 144A	133,152	119
OBX Trust, Series 2020-EXP1, Class 2A2
6.384%, (US SOFR 1 Month plus 1.065%), 2/25/60 144A	79,238	72
OBX Trust, Series 2020-EXP2, Class A8 3.000%, (AFC), 5/25/60 144A	180,785	148
OBX Trust, Series 2020-EXP2, Class A9 3.000%, (AFC), 5/25/60 144A	45,196	37
OBX Trust, Series 2020-EXP3, Class 1A8 3.000%, (AFC), 1/25/60 144A	153,624	128
OBX Trust, Series 2020-INV1, Class A5 3.500%, (AFC), 12/25/49 144A	40,519	35
ONE Park Mortgage Trust, Series 2021-PARK, Class B
6.396%, (US SOFR 1 Month plus 1.065%), 3/15/36 144A	755,000	705
ONE Park Mortgage Trust, Series 2021-PARK, Class C
6.546%, (US SOFR 1 Month plus 1.215%), 3/15/36 144A	405,000	372
Sequoia Mortgage Trust, Series 2018-CH2, Class A21 4.000%, (AFC), 6/25/48 144A	21,509	19
Sequoia Mortgage Trust, Series 2018-CH2, Class A3 4.000%, (AFC), 6/25/48 144A	49,614	45
Sequoia Mortgage Trust, Series 2018-CH3, Class A19 4.500%, (AFC), 8/25/48 144A	2,898	3
SG Residential Mortgage Trust, Series 2020-2, Class A1 1.381%, (AFC), 5/25/65 144A	95,817	83
SG Residential Mortgage Trust, Series 2022-1, Class A1 3.166%, (AFC), 3/27/62 144A	563,220	485
STACR Trust, Series 2021-DNA3, Class M2
7.415%, (US 30 Day Average SOFR plus 2.100%), 10/25/33 144A	395,000	396
STACR Trust, Series 2021-DNA5, Class M2
6.965%, (US 30 Day Average SOFR plus 1.650%), 1/25/34 144A	174,378	174
STACR Trust, Series 2021-DNA7, Class M1
6.165%, (US 30 Day Average SOFR plus 0.850%), 11/25/41 144A	183,495	182
STACR Trust, Series 2021-DNA7, Class M2
7.115%, (US 30 Day Average SOFR plus 1.800%), 11/25/41 144A	375,000	366
STACR Trust, Series 2022-DNA2, Class M1A
6.615%, (US 30 Day Average SOFR plus 1.300%), 2/25/42 144A	212,132	212
STACR Trust, Series 2022-DNA5, Class M1A
8.265%, (US 30 Day Average SOFR plus 2.950%), 6/25/42 144A	542,183	556

Short-Term Bond Portfolio

Structured Products (29.0%)	Shares/ Par +	Value $ (000’s)
Mortgage Securities continued
Starwood Mortgage Residential Trust, Series 2019-INV1, Class A3 2.916%, (AFC), 9/27/49 144A	181,793	171
Starwood Mortgage Residential Trust, Series 2020-1, Class A2 2.408%, (AFC), 2/25/50 144A	160,703	148
Starwood Mortgage Residential Trust, Series 2021-2, Class A1 0.943%, (AFC), 5/25/65 144A	140,281	123
Starwood Mortgage Residential Trust, Series 2021-4, Class A1 1.162%, (AFC), 8/25/56 144A	596,671	489
Toorak Mortgage Corp., Series 2021-INV1, Class A2 1.409%, (AFC), 12/31/99 144A	113,843	96
Towd Point Mortgage Trust, Series 2015-1, Class A1 3.000%, (AFC), 1/28/58 144A	42,716	41
Towd Point Mortgage Trust, Series 2017-1, Class A1 2.750%, (AFC), 10/25/56 144A	13,339	13
Towd Point Mortgage Trust, Series 2017-2, Class A1 2.750%, (AFC), 4/25/57 144A	5,715	6
Towd Point Mortgage Trust, Series 2017-3, Class A1 2.750%, (AFC), 7/25/57 144A	53,033	52
Towd Point Mortgage Trust, Series 2018-2, Class A1 3.250%, (AFC), 3/25/58 144A	289,482	276
Towd Point Mortgage Trust, Series 2018-5, Class A1A 3.250%, (AFC), 8/25/58 144A	190,696	183
Towd Point Mortgage Trust, Series 2022-4, Class A1 3.750%, (AFC), 9/25/62 144A	860,753	774
Uniform Mortgage Backed Security TBA 5.000%, 10/12/53	395,000	373
5.500%, 10/12/53	890,000	860
6.000%, 10/12/53	625,000	617
United Wholsale Mortgage LLC, Series 2021- INV2, Class A4 2.500%, (AFC), 9/25/51 144A	149,981	126
United Wholsale Mortgage LLC, Series 2021- INV5, Class B 2.500%, (AFC), 1/25/52 144A	175,832	147
Verus Securitization Trust, Series 2019-INV2, Class A1 3.913%, (AFC), 7/25/59 144A	67,136	65
Verus Securitization Trust, Series 2019-INV2, Class A2 4.117%, (AFC), 7/25/59 144A	90,065	87
Verus Securitization Trust, Series 2020-1, Class A1 2.417%, (AFC), 1/25/60 144A Σ	68,512	64
Verus Securitization Trust, Series 2020-2, Class A1 2.226%, (AFC), 5/25/60 144A	70,163	68
Verus Securitization Trust, Series 2020-5, Class A3 1.733%, (AFC), 5/25/65 144A Σ	67,231	62

Structured Products (29.0%)	Shares/ Par +	Value $ (000’s)
Mortgage Securities continued
Verus Securitization Trust, Series 2020-INV1, Class A1 1.977%, (AFC), 4/25/60 144A	26,148	26
Verus Securitization Trust, Series 2021-1, Class A1 0.815%, (AFC), 1/25/66 144A	86,317	72
Verus Securitization Trust, Series 2021-1, Class A3 1.155%, (AFC), 1/25/66 144A	70,466	58
Verus Securitization Trust, Series 2021-2, Class A1 1.031%, (AFC), 2/25/66 144A	163,951	137
Verus Securitization Trust, Series 2021-2, Class A2 1.052%, (AFC), 1/25/66 144A	119,793	99
Verus Securitization Trust, Series 2021-5, Class A3 1.373%, (AFC), 9/25/66 144A	204,958	161
Verus Securitization Trust, Series 2021-7, Class A1 1.829%, (AFC), 10/25/66 144A	794,610	662
Verus Securitization Trust, Series 2021-R1, Class A2 1.057%, (AFC), 10/25/63 144A	49,987	44
Verus Securitization Trust, Series 2021-R2, Class A1 0.918%, (AFC), 2/25/64 144A	166,967	142
Verus Securitization Trust, Series 2022-1, Class A3 3.288%, (AFC), 1/25/67 144A	870,241	730
Verus Securitization Trust, Series 2022-6, Class A1 4.910%, (AFC), 6/25/67 144A Σ	221,456	214
Verus Securitization Trust, Series 2023-6, Class A2 6.939%, (AFC), 9/25/68 144A Σ	270,000	270
Vista Point Securitization Trust, Series 2020-2, Class A3 2.496%, (AFC), 4/25/65 144A	46,659	42
Wells Fargo Commercial Mortgage Trust, Series 2015-NXS2, Class A2 3.020%, 7/15/58	34,481	33
Wells Fargo Mortgage Backed Securities Trust, Series 2020-RR1, Class A17 3.000%, (AFC), 5/25/50 144A	33,388	27
Wells Fargo Mortgage Backed Securities Trust, Series 2021-RR1, Class A3 2.500%, (AFC), 12/25/50 144A	591,572	504
WFRBS Commercial Mortgage Trust, Series 2014-LC14, Class A5 4.045%, 3/15/47	325,000	323

Total		55,954

Total Structured Products (Cost: $118,556)		111,045

Short-Term Bond Portfolio

Short-Term Investments (0.7%)	Shares/ Par +	Value $ (000’s)
Commercial Paper (0.5%)
Jabil, Inc. 0.000%, 10/20/23	1,000,000	996
Syngenta Wilmington, Inc. 0.000%, 10/23/23	1,000,000	996

Total		1,992

Financial (0.2%)
Ally Financial, Inc. 3.875%, 5/21/24	840,000	825

Total		825

Total Short-Term Investments (Cost: $2,819)		2,817

Total Investments (99.4%) (Cost: $395,511)@		380,507

Other Assets, Less Liabilities (0.6%)		2,129

Net Assets (100.0%)		382,636

Exchange Traded or Centrally Cleared Derivatives

Futures

Issuer	Long/ Short	Currency	Notional Par (000’s)	Number of Contracts	Expiration Date	Notional Value (000’s)	Unrealized Appreciation/ (Depreciation) (000’s)	Variation Margin (000’s)
Five-Year US Treasury Note Future	Short	USD	3,300	33	12/23	$3,477	$13	$(5)
Ten-Year US Treasury Note Future	Short	USD	6,500	65	12/23	7,024	121	(13)
Two-Year US Treasury Note Future	Long	USD	93,000	465	12/23	94,260	(218)	47
Ultra Long Term US Treasury Bond Future	Short	USD	1,400	14	12/23	1,662	61	(7)
Ultra Ten-Year US Treasury Note Future	Short	USD	6,700	67	12/23	7,475	170	(17)
							$147	$5

	Financial Derivative Assets			Financial Derivative Liabilities

	Variation Margin (000’s)			Variation Margin (000’s)			Market Value (000’s) Options
	Swaps	Futures	Total	Swaps	Futures	Total
Total Exchange-Traded or Centrally Cleared Derivatives	$–	$47	$47	$–	$(42)	$(42)	$–

+	All par is stated in U.S. Dollar unless otherwise noted.
§

Security was purchased pursuant to Regulation S under the Securities Act of 1933, which exempts from registration securities offered and sold outside of the United States. At September 30, 2023, the aggregate value of these securities was $3,786 (in thousands), representing 1.0% of net assets.

144A

Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold as transactions exempt from registration, normally to qualified institutional buyers. At September 30, 2023 the value of these securities (in thousands) was $123,548 representing 32.3% of the net assets.

α	Rate shown is the rate as of the period end. The rate may be based on a fixed rate, a capped rate or a floor rate and may convert to a variable or floating rate in the future.
b	Part or all of the security has been pledged as collateral.
Σ	Stepped coupon bond for which the coupon rate of interest adjusts on specified date(s); rate shown is effective rate at period-end.
Æ	Security valued using significant unobservable inputs.
π	Amount is less than one thousand.
@

At September 30, 2023, the aggregate cost of investments, including derivatives, for federal tax purposes (in thousands) was $395,511 and the net unrealized depreciation of investments based on that cost was $14,857 which is comprised of $499 aggregate gross unrealized appreciation and $15,356 aggregate gross unrealized depreciation. Because tax adjustments are calculated annually, these amounts do not reflect tax adjustments. For the previous fiscal year’s federal income tax information, please refer to the Notes to the Financial Statements section in the Portfolio’s most recent annual report.

Short-Term Bond Portfolio

The Fair Value Measurements and Disclosures Topic of the FASB Accounting Standards Codification defines fair value as the price that a Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. It establishes and requires disclosure of a fair value hierarchy, separately for each major category of asset and liability, which segregates fair value measurements into levels. A summary of the fair value hierarchy is described below:

Level 1 - fair value is determined by unadjusted quoted prices in active markets for identical securities or derivatives

Level 2 - fair value is determined by other significant observable inputs

Level 3 - fair value is determined by significant unobservable inputs

The categorization of a value determined for a financial instrument within the hierarchy is based upon the pricing transparency of the instrument and does not necessarily correspond to the Portfolio’s perceived risk of that instrument.

The following is a summary of the inputs used in valuing the Portfolio’s Investments at September 30, 2023.

	Valuation Inputs
Description	Level 1 - Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs
	(Amounts in thousands)

Assets:
Municipal Bonds	$—	$423	$—
Corporate Bonds	—	185,903	—
Governments	—	80,319	—
Structured Products
Asset Backed Securities	—	54,521	570
All Others	—	55,954	—
Short-Term Investments	—	2,817	—
Other Financial Instruments^
Futures	365	—	—

Total Assets:	$365	$379,937	$570

Liabilities:
Other Financial Instruments^
Futures	(218)	—	—

Total Liabilities:	$(218)	$—	$—

^ Other financial instruments are derivative instruments such as futures and forward foreign currency contracts, which are valued at the unrealized appreciation (depreciation) on the instrument, and securities sold short, reverse repurchase agreements, written options and swaps contracts, which are valued at market value.

Management has determined that the amount of Level 3 securities compared to total net assets is not material; therefore, the reconciliation of Level 3 securities and assumptions is not shown for the period ended September 30, 2023.

Abbreviations (unaudited)

Abbreviations that may be used in the preceding statements

ADR	American Depositary Receipt
AFC	Available Funds Cap security - Security accrues interest at an assumed or uncapped rate. If the interest rate on the underlying loans is lower than the uncapped rate, then the security will pay at the lower rate.
CSTR	Collateral Strip Rate security - interest is based on the weighted net interest rate of the collateral.
EXE	Security receives collateral principal and interest paid which exceeds the amount of principal and income obligated to all bonds in the deal.
IO	Interest Only Security
PO	Principal Only Security
GDR	Global Depositary Receipt
GO	General Obligation
RB	Revenue Bond
CPURNSA	U.S. Consumer Price Index - All Urban Consumers - Not Seasonally Adjusted
IBOR	Interbank Offered Rate
LIBOR	London Interbank Offered Rate
SOFR	Secured Overnight Financing Rate
ICE	Intercontinental Exchange
SONIO	Sterling Overnight Interbank Average Rate
DAC	Designated Activity Company
TBA	To Be Announced
OIS	Overnight Index Swaps
DIFC	Dubai International Financial Centre
EURIBOR	Euro Interbank Offered Rate
SDR	Swedish Depository Receipt
ETF	Exchange Traded Fund

Currency Abbreviations
ARS	Argentine Peso
AUD	Australian Dollar
BRL	Brazilian Real
CAD	Canadian Dollar
CHF	Swiss Franc
CNH	Chinese Yuan Renminbi - Offshore
CNY	Chinese Yuan Renminbi
DKK	Danish Krone
EUR	Euro
GBP	British Pound
HKD	Hong Kong Dollar
IDR	Indonesian Rupiah
INR	Indian Rupee
JPY	Japanese Yen
KES	Kenyan Shilling
KRW	South Korean Won
MXN	Mexican New Peso
NOK	Norwegian Krone
RUB	Russian Ruble
SAR	SAR
SEK	Swedish Krona
SGD	Singapore Dollar
THB	Thai Baht
TWD	Taiwan Dollar
USD	United States Dollar
ZAR	South African Rand

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